Consolidated statement of (loss)/profit and other comprehensive (loss)/ income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 4,144
Cost of sales	(20,088)	(8,765)
Gross loss	(15,944)	(8,765)
Operating expenses
Other income	199	172
Administration expenses	(15,835)	(18,416)	(7,510)
Research and development expense	(1,925)	(908)	(182)
Share-based payment (expense)/ credit	(1,393)	(3,509)	841
Impairment of property, plant and equipment	(2,165)	(3,321)
Operating loss	(37,063)	(34,747)	(6,851)
Net finance income
Finance income	51	1,379	2,713
Interest receivable and similar income	58	25
Finance costs	(544)	(962)	(23)
Derivative financial instruments at FVTPL	6,886	7,620	28,354
Net finance income/ (costs)	6,451	8,062	31,044
Share of losses of equity-accounted investees	(245)	(628)	(629)
(Loss) / profit before tax	(30,857)	(27,313)	23,564
Income tax expense	(159)	(34)
Total comprehensive (loss) / income for the year	€ (31,016)	€ (27,347)	€ 23,564
Basic (loss)/ earnings per share	€ (2.12)	€ (2.05)	€ 1.80
Diluted (loss)/ earnings per share	€ (2.12)	€ (2.05)	€ 1.79